Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,
	2023	2022
Laboratory equipment	$29,081	$24,533
Computer equipment	4,142	3,557
Furniture and office equipment	5,430	3,491
Leasehold improvements	33,549	32,474
Construction in progress	1,393	3,970
	73,595	68,025
Less: Accumulated depreciation and amortization	(51,138)	(45,040)
	$22,457	$22,985

Depreciation and amortization expense was $6,243 and $6,629 for the years ended December 31, 2023 and 2022, respectively. During the years ended December 31, 2023 and 2022, the Company disposed of certain fully-depreciated assets with a cost basis of $145 and $1,857, respectively.